Shareholder Report, Holdings (Details)	Apr. 30, 2026
C000205452 [Member] | Oceania [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000205452 [Member] | North America [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.00%
C000205452 [Member] | South America [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000205452 [Member] | Asia [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000205452 [Member] | Africa [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000205452 [Member] | Europe [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.30%
C000205452 [Member] | Other Assets and Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000205451 [Member] | Oceania [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000205451 [Member] | North America [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.00%
C000205451 [Member] | South America [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000205451 [Member] | Asia [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000205451 [Member] | Africa [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000205451 [Member] | Europe [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.30%
C000205451 [Member] | Other Assets and Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%